STRATUS FUND, INC.

                                Growth Portfolio



       Supplement dated July 1, 2007 to Prospectus dated October 31, 2006.

     Effective July 1, 2007, Ryan Sailer, CFA, has replaced William S. Eastwood as portfolio manager of the Stratus Fund, Inc. Growth Portfolio.

     The following information replaces the information provided for Mr. Eastwood in the prospectus of Stratus Fund, Inc. under the heading "Fund Management - Portfolio Managers - Growth Portfolio."

     Ryan Sailer , CFA, is Investment Officer of Union Investment Advisers, has been affiliated with Union Investment Advisors since March 2007 and is Assistant Vice President at Union Bank & Trust. He has been affiliated with Union Bank and Trust Company since 2002. Mr. Sailer is responsible for management of the Growth Fund. Prior to joining Union Bank, Mr. Sailer was a Research Analyst/Investment Strategist for Kirkpatrick Pettis. Mr. Sailer holds the Chartered Financial Analyst (CFA) professional designation.



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


                               STRATUS FUND, INC.

                                Growth Portfolio


                          Supplement dated July 1, 2007
          to Statement of Additional Information dated October 31, 2006

     Effective July 1, 2007, Ryan Sailer, CFA, has replaced William S. Eastwood, CFA, as portfolio manager of the Stratus Fund, Inc. Growth Portfolio.

     The following information supplements the information provided in the Stratus Fund, Inc. Statement of Additional Information under the heading "Investment Advisory and Other Services - Portfolio Managers." Information for Mr. Eastwood appearing under that heading is deleted.

     The following table provides information relating to other accounts managed by Mr. Sailer as of May 31, 2007.

------------- -------------- -------------- ---------------- ---------------- ----------- ------------
                 Number of    Total Assets
                 Registered   in Registered Number of Other  Total Assets in              Total Assets
                 Investment    Investment        Pooled        Other Pooled       Other     in Other
                 Companies      Companies      Investment       Investment      Accounts    Accounts
                  Managed        Managed    Vehicles Managed     Vehicles        Managed     Managed
------------- -------------- -------------- ---------------- ---------------- ----------- ------------
  Ryan Sailer        1             69              0                0              283         273
------------- -------------- -------------- ---------------- ---------------- ----------- ------------

     None of the accounts managed by Mr. Sailer have performance-based advisory fees.

     As of May 31, 2007, Mr. Sailer beneficially owned shares in the Growth Portfolio worth between $1 - $10,000, and shares in the Government Securities Portfolio worth between $1 - $10,000.

     Mr. Sailer is an Investment Officer of Union Investment Advisers and an Assistant Vice-President of Union Bank and Trust Company ("Union Bank"). Mr. Sailer is compensated with a fixed salary plus a bonus. The bonus is not tied specifically to the Fund's performance, but instead is tied to the overall profitability of Union Bank, as well as his successful execution of all duties as assigned.


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